CONVERTIBLE DEBENTURES	2 Months Ended
Dec. 31, 2023
Convertible Debentures
CONVERTIBLE DEBENTURES

11.	CONVERTIBLE DEBENTURES

	$	$	$
Movement in convertible debt	Note 11.1	Note 11.2	Total
Balance - October 31, 2022	-	-	-
Additions to debt	2,000,000	6,000,000	8,000,000
Derivative liability recognition	(783,856)	(3,982,944)	(4,766,800)
Debt settlement through conversion of shares (Note 11.1.1)	(1,174,639)	-	(1,174,639)
Interest accretion	343,556	271,651	615,207
Debt payments	(137,745)	(123,261)	(261,006)
Balance - October 31, 2023	247,316	2,165,446	2,412,762
Interest accretion	11,672	162,468	174,140
Debt payments	(7,875)	(119,103)	(126,978)
Balance - December 31, 2023	251,113	$2,208,811	$2,459,924
Current portion	-	-	-
Non-current portion	251,113	2,208,811	2,459,924

11.1	9% Convertible Debentures with Original Principal Amount of $2,000,000

On December 5, 2022, the Company announced the closing of a non-brokered private placement of the December Convertible Debentures with an aggregate principal amount of $2,000,000. The December Convertible Debentures accrue interest at 9% per year, paid quarterly, and mature 36 months from the date of issue. The December Convertible Debentures are convertible into common shares of the Company at a conversion price of CAD$0.20 per common share. Additionally, on closing, the Company issued to the Purchasers of the December Convertible Debentures an aggregate of 6,716,499 Warrants, that represents 50% coverage of each Purchaser’s Convertible Debenture investment. The December Warrants are exercisable for a period of three years from issuance into common shares at an exercise price of $0.25 CAD per common share. The Company has the right to accelerate the warrants if the closing share price of the common shares on the CSE is CAD$0.40 or higher for a period of 10 consecutive trading days. Subsequent to the consolidated statements of financial position dated December 31, 2023, the Company issued the notice of acceleration dated March 1, 2024, required by the warrant certificates governing the December Warrants, which accelerated the expiry date to 90 days from the date of note. See subsequent event in note 26.3.

11.1.1	Debt Settlement Through Conversion of Shares

During the year ended October 31, 2023, Purchasers of the December Convertible Debentures converted an aggregate total of convertible debenture principal of $1,040,662 and $133,977 at CAD$0.20 per share into 10,151,250 and 1,022,025 common shares respectively.

The conversion feature of the December Convertible Debentures gives rise to the derivative liability reported on the statements of financial position at December 31, 2023. The derivative liability is remeasured at fair value through profit and loss at each reporting period using the Black-Scholes option pricing model. The fair value of the derivative liability at December 31, 2023, was estimated to be $439,860 (October 31, 2023 - $490,195; October 31, 2022 - $Nil) using the following assumptions:

Expected dividend yield	Nil
Risk-free interest rate	3.91%
Expected life	1.92 years
Expected volatility	94%

11.2	9% Convertible Debentures with Original Principal Amount of $5,000,000

On July 13, 2023, the Company announced the closing of a non-brokered private placement of unsecured the July Convertible Debentures with an aggregate principal amount of $5,000,000. The Convertible Debentures accrue interest at 9% per year, paid quarterly, and mature 48 months from the date of issue. The July Convertible Debentures are convertible into common shares of the Company at a conversion price of CAD$0.24 per common share, at any time on or prior to the maturity date. Additionally, on closing, the Company issued to the Subscribers of the July Convertible Debentures an aggregate of 13,737,500 July Warrants, that represents one-half of one warrant for each CAD$0.24 of Principal amount subscribed. The July Warrants are exercisable for a period of three years from issuance into common shares at an exercise price of CAD$0.28 per common share. The Company has the right to accelerate the warrants if the closing share price of the common shares on the CSE is CAD$0.40 or higher for a period of 10 consecutive trading. Subsequent to the consolidated statements of financial position dated December 31, 2023, the Company issued the notice of acceleration dated March 1, 2024, required by the warrant certificates governing the July Warrants, which accelerated the expiry date to 90 days from the date of notice. See subsequent event in note 26.3.

The conversion feature of the July Convertible Debentures gives rise to the derivative liability reported on the statements of financial position at December 31, 2023. The derivative liability is remeasured at fair value through profit and loss at each reporting period using the Black-Scholes option pricing model. The fair value of the derivative liability at December 31, 2023, was estimated to be $5,824,496 (October 31, 2023 - $6,053,927; October 31, 2022 - $Nil) using the following assumptions:

Expected dividend yield	Nil
Risk-free interest rate	3.25%
Expected life	3.53 years
Expected volatility	98%

11.2.1	9% Convertible Debentures with Original Principal Amount of $1,000,000

On August 17, 2023, the Company announced that it had closed the second and final tranche of a non-brokered private placement of unsecured convertible debentures for gross proceeds of $1,000,000 (the August Convertible Debentures), for a total aggregate principal amount under both tranches of $6,000,000 with the July Convertible Debentures. Additionally, on closing, the Company issued to Subscribers under the second tranche an aggregate of 2,816,250 common share purchase warrants. The terms of the August Convertible Debentures and warrants issued as part of this second tranche are the same as those issued in the July Convertible Debentures and July Warrants.

Subsequent to the consolidated statements of financial position dated December 31, 2023, the Company issued the notice of acceleration dated March 1, 2024 required by the warrant certificates governing the August Warrants, which accelerated the expiry date to 90 days from the date of notice. See subsequent event in note 26.3.

The conversion feature of the August Convertible Debentures gives rise to the derivative liability reported on the statements of financial position at December 31, 2023. The derivative liability is remeasured at fair value through profit and loss at each reporting period using the Black-Scholes option pricing model. The fair value of the derivative liability at December 31, 2023, was estimated to be $1,264,378 (October 31, 2023 - $1,264,378; October 31, 2022 - $Nil) using the following assumptions:

Expected dividend yield	Nil
Risk-free interest rate	3.25%
Expected life	3.63 years
Expected volatility	99%